2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Patent costs	$ 6	$ 15	$ 15	$ 23
Deferred revenue	28		21	34
Net operating loss carry forward			82,900	84,400
Share-based compensation	13	$ 19	$ 59	$ 95
Unrecognized compensation costs	$ 39